Summary of Movements in Deferred Income Tax (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosures [Line Items]
Provision for contingencies	R$ 1,273,801		R$ 4,235,797		R$ 3,827,131
Allowance for doubtful accounts	478,827		693,315		654,624
Profit sharing	94,504		101,993		22,304
Foreign exchange differences	1,403,193		1,062,308		1,062,308
Other temporary differences	177,085		1,653,873		2,037,477
License	1,690,507		1,107,660		1,246,117
Tax loss carryforwards	13,703,530	[1]	5,752,241	[1]	4,956,994
Total deferred taxes assets	18,821,447		14,607,187		13,806,955
Other intangibles	(2,121,763)		(2,428,128)		(2,707,265)
Pension plan assets	(249,796)		(333,899)		(316,060)
Other temporary differences	(790,534)	[2]	(1,073,293)	[2]	(1,324,904)
Total deferred tax liabilities	(3,162,093)		(3,835,320)		(4,348,229)
Valuation allowance	(15,636,304)		(11,269,242)		(10,134,731)
Total net deferred tax	23,050		(497,375)		R$ (676,005)
Recognized in continuing operations
Income Tax Disclosures [Line Items]
Provision for contingencies	(2,961,996)		408,666
Allowance for doubtful accounts	(214,488)		38,691
Profit sharing	(7,489)		79,689
Foreign exchange differences	340,885
Other temporary differences	41,889		(383,604)
License	(231,860)		(138,457)
Tax loss carryforwards	7,923,539		1,853,701
Total deferred taxes assets	4,890,480		1,858,686
Other intangibles	306,365		279,137
Pension plan assets	(228,283)		(49,996)
Other temporary differences	(422,469)		251,611
Total deferred tax liabilities	(344,387)		480,752
Valuation allowance	(4,367,062)		(1,134,511)
Total net deferred tax	179,031		1,204,927
Other comprehensive income
Income Tax Disclosures [Line Items]
Pension plan assets	312,386		32,157
Total deferred tax liabilities	312,386		32,157
Total net deferred tax	312,386		32,157
Add-backs/ Offsets / Transfer
Income Tax Disclosures [Line Items]
Other temporary differences	(972,464)
License	268,494
Tax loss carryforwards	27,750		(1,058,454)	[3]
Total deferred taxes assets	(676,220)		(1,058,454)	[3]
Other temporary differences	705,228
Total deferred tax liabilities	705,228
Total net deferred tax	R$ 29,008		R$ (1,058,454)	[3]

[1]	The tax loss carryfowards in Brazil and foreign subsidiaries is approximately R$29,692,453 and R$14,432,380, and corresponding to R$10,095,435 and R$3,608,095 of deferred tax assets, respectively, which do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.
[2]	Refer mainly the tax effects of foreign exchange liabilities, monetary variations of judicial deposits and tax incentives.
[3]	This year offsets relates to the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT), as it was possible to convert some amount of tax loss carryforwards into tax credits in order to offset part of the debts paid under the rules of such Programs, in the amount of R$1,035 million and R$21 million, respectively (Note 18). R$ 208,642 refers to the utilization of tax loss carryfowards for Income Tax and R$ 849,812 refers to utilization of tax loss carryfowards for non-income tax.